Annual Total Returns [BarChart] - Nuveen Minnesota Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	2.15%
Annual Return 2011	12.63%
Annual Return 2012	9.57%
Annual Return 2013	(4.66%)
Annual Return 2014	11.33%
Annual Return 2015	4.07%
Annual Return 2016	(0.33%)
Annual Return 2017	6.40%
Annual Return 2018	0.33%
Annual Return 2019	7.62%